Long-term bank loans & Revolving facilities - Part V (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalent	$ 488,511	$ 425,066	$ 227,481
Debt Instrument, Covenant Compliance	As of December 31, 2025, the Company was in compliance with the applicable financial and other covenants contained in its bank loan agreements and lease financings described in Note 8
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	5.89%	6.48%	5.13%
Debt Instrument, Unused Borrowing Capacity, Fee	$ 242	$ 43	$ 27
Long-Term Debt [Member]
Cash and Cash Equivalents [Line Items]
Deferred Debt Issuance Cost, Writeoff	1,094	1,058	3,549
Expenses on debt prepayments	108	86	$ 2,259
Minimum liquidity, not legally restricted [Member]
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalent	68,000	75,500
Minimum liquidity, legally restricted [Member]
Cash and Cash Equivalents [Line Items]
Restriced cash and cash equivalents, current and non-current	$ 13,423	$ 15,814